DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Components of long-term debt (including related parties)

(in thousands of $)	2017	2016

Total long-term and short-term debt	2,410,847	1,977,198
Less: current portion of long-term debt and short-term debt	(1,384,933)	(451,454)
Long-term debt	1,025,914	1,525,744

Future repayments of outstanding debt (including related parties)
The outstanding debt as of December 31, 2017 is repayable as follows:

Year ending December 31	Golar debt (1)	VIE debt (2)	Total debt
(in thousands of $)
2018	559,225	834,004	1,393,229
2019	118,186	15,650	133,836
2020	180,603	15,650	196,253
2021	19,811	15,650	35,461
2022	399,237	15,650	414,887
2023 and thereafter	69,434	191,800	261,234
Total	1,346,496	1,088,404	2,434,900
Deferred finance charges	(22,004)	(2,049)	(24,053)
Total	1,324,492	1,086,355	2,410,847

(1) Included within current portion of long-term debt and short-term debt, due by December 31, 2018, is $525.0 million relating to the Hilli pre-delivery facility which is expected to mature in May 2018, when we will draw on the post-delivery financing (sale and leaseback arrangement).
(2) These amounts relate to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as variable interest entities (see note 5).

Components of debt
At December 31, 2017 and 2016, our debt was as follows:

(in thousands of $)	2017	2016	Maturity date
Golar Arctic facility	65,600	72,900	2019
Golar Viking facility	52,083	57,292	2020
2017 Convertible bonds	340,173	—	2022
2012 Convertible bonds	—	218,851	2017
Margin Loan	119,125	—	2020
FLNG Hilli facility	525,000	250,000	2018
Hilli shareholder loans:
- Keppel loan	44,066	44,066	2027
- B&V loan	5,000	5,000	2027
$1.125 billion facility:
- Golar Crystal facility	—	101,280	2019/2026*
- Golar Bear facility	96,975	107,749	2019/2026*
- Golar Frost facility	98,474	109,415	2019/2026*
Subtotal (excluding lessor VIE loans)	1,346,496	966,553
ICBCL VIE loans:
- Golar Glacier facility	161,876	169,526	2018/2024**
- Golar Snow facility	162,566	170,566	2018/2025**
- Golar Kelvin facility	182,540	182,540	**
- Golar Ice facility	134,954	152,056	**
CMBL VIE loan:
- Golar Tundra facility	198,613	205,145	2026**
CCBFL VIE loan:
- Golar Seal facility	143,849	157,120	2026**
COSCO VIE loan:
- Golar Crystal facility	104,006	—	2027**
Total debt (gross)	2,434,900	2,003,506
Deferred finance charges	(24,053)	(26,308)
Total debt	2,410,847	1,977,198

* The commercial loan tranche matures earlier of the two dates, with the remaining balance maturing at the latter date. However, in the event that the commercial tranche is not refinanced within five years, the lenders have the option to demand repayment.
** This represents the total loan facilities drawn down by subsidiaries of ICBC, CMBL, CCBFL and COSCO, which we consider to be VIEs. We determined that we are the primary beneficiary of these VIEs as we are expected to absorb the majority of these VIEs’ losses and residual gains associated with the vessels sold and leased backed from them. Accordingly, these VIEs and their related loan facilities are consolidated in our results. In consolidating these VIEs, on a quarterly basis, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the VIEs’ debt principal; and (iii) the VIE’s application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by these lessor VIE entities. Upon receipt of the audited financial statements of the lessor VIEs, we make a true-up adjustment for any material differences. See note 5.

Schedule of tranches
The facility is divided into three tranches, with the following general terms:

Tranche	Proportion of facility	Term of loan from date of drawdown	Repayment terms
K-Sure	40%	12 years	Six-monthly installments
KEXIM	40%	12 years	Six-monthly installments
Commercial	20%	5 years	Six-monthly installments, unpaid balance to be refinanced after 5 years